GNA VARIABLE INVESTMENT ACCOUNT

Financial Statements

December 31, 2002

(With Independent Auditors’ Report Thereon)

GNA VARIABLE INVESTMENT ACCOUNT

December 31, 2002

INDEPENDENT AUDITORS’ REPORT

Contract Owners

GNA Variable Investment Account

and

The Board of Directors

General Electric Capital Assurance Company:

We have audited the accompanying statements of assets and liabilities of GNA Variable Investment Account (the Account) (comprising the GE Investments Funds, Inc.-Income Fund, International Equity Fund, Mid-Cap Value Equity Fund, Money Market Fund, Premier Growth Equity Fund, and U.S. Equity Fund) as of December 31, 2002, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the two year period then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the GNA Variable Investment Account as of December 31, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two year period then ended, and their financial highlights for each of the years in the two year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Richmond, Virginia

February 28, 2003

GNA VARIABLE INVESTMENT ACCOUNT

Statements of Assets and Liabilities

December 31, 2002

	GE Investments Funds, Inc.
	Income Fund	International Equity Fund	Mid-Cap Value Equity Fund	Money Market Fund	Premier Growth Equity Fund	U.S. Equity Fund
Assets
Investments at fair market value (see cost below; note 2a)	$23,425,290	5,876,062	9,782,614	4,632,108	12,936,793	18,271,410

Total assets	23,425,290	5,876,062	9,782,614	4,632,108	12,936,793	18,271,410

Net assets:
Attributable to General Electric Capital Assurance Company (note 4b)	$21,764,053	5,332,704	5,859,579	3,786,570	8,712,591	13,552,384
Attributable to deferred variable annuity contract owners	1,661,237	543,358	3,923,035	845,538	4,224,202	4,719,026

	$23,425,290	5,876,062	9,782,614	4,632,108	12,936,793	18,271,410

Outstanding units held by contract owners	128,280	70,934	350,897	73,017	346,530	456,385

Net asset value per unit	$12.95	7.66	11.18	11.58	12.19	10.34

Investments in securities, at cost	$24,562,132	12,930,659	11,827,461	4,632,108	18,348,677	25,366,546

Shares outstanding	1,811,701	943,188	735,535	4,632,108	236,332	709,569

See accompanying notes to financial statements.

GNA VARIABLE INVESTMENT ACCOUNT

Statements of Operations

	GE Investments Funds, Inc.
	Income Fund	International Equity Fund	Mid-Cap Value Equity Fund	Money Market Fund	Premier Growth Equity Fund	U.S. Equity Fund
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$660,786	70,624	90,322	69,416	6,542	177,948
Expenses:
Mortality and expense risk charges (note 4a)	27,856	12,268	72,440	13,709	83,655	96,205

Net investment income (expense)	632,930	58,356	17,882	55,707	(77,113)	81,743

Net realized and unrealized gain (loss) on investments:
Net realized loss	(15,835)	(160,589)	(35,914)	—	(33,012)	(126,629)
Unrealized appreciation (depreciation) on investments	1,203,488	(1,801,224)	(1,722,726)	—	(3,626,015)	(4,681,044)
Capital gain distribution	280,265	—	56,465	—	66	—

Net realized and unrealized gain (loss) on investments	1,467,918	(1,961,813)	(1,702,175)	—	(3,658,961)	(4,807,673)

Increase (decrease) in net assets from operations	$2,100,848	(1,903,457)	(1,684,293)	55,707	(3,736,074)	(4,725,930)

See accompanying notes to financial statements.

GNA VARIABLE INVESTMENT ACCOUNT

Statements of Changes in Net Assets

	GE Investments Fund, Inc.
	Income Fund		International Equity Fund		Mid-Cap Value Equity Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$632,930	1,020,068	58,356	56,719	17,882	(9,967)
Net realized loss	(15,835)	(21,639)	(160,589)	(35,669)	(35,914)	574,031
Unrealized appreciation (depreciation) on investments	1,203,488	528,417	(1,801,224)	(2,248,981)	(1,722,726)	(1,075,134)
Capital gain distribution	280,265	—	—	33,905	56,465	451,496

Increase (decrease) in net assets from operations	2,100,848	1,526,846	(1,903,457)	(2,194,026)	(1,684,293)	(59,574)

From capital transactions:
Net effect of transactions by General Electric Capital Assurance Company	28,319	42,273	12,692	21,188	74,128	7,722
Net contract purchase payments	1,000	1,066	1,000	1,066	4,003	9,603
Transfers to the general account of General Electric Capital Assurance Company:
Surrender benefits	(969,094)	(698,444)	(253,548)	(424,116)	(1,017,771)	(1,337,517)
Certificate maintenance charges	(464)	(600)	(424)	(508)	(1,689)	(1,980)
Transfers from (to) the Fixed Guarantee Period Account	(7,230)	27,556	(79,660)	2,639	(31,227)	8,828
Transfers to (from) other subaccounts	141,852	(60,809)	(488)	(2,549)	(179,875)	(26,969)

Decrease in net assets from capital transactions	(805,617)	(688,958)	(320,428)	(402,280)	(1,152,431)	(1,340,313)

Increase (decrease) in net assets	1,295,231	837,888	(2,223,885)	(2,596,306)	(2,836,724)	(1,399,887)
Net assets at beginning of period	22,130,059	21,292,171	8,099,947	10,696,253	12,619,338	14,019,225

Net assets at end of period	$23,425,290	22,130,059	5,876,062	8,099,947	9,782,614	12,619,338

Changes in units (note 5):
Units purchased	19,693	8,233	31,603	22,810	76,035	69,101
Units redeemed	(88,122)	(70,413)	(69,742)	(58,418)	(174,148)	(171,987)

Net decrease in units from capital transactions with contract owners during the year ended December 31, 2002	(68,429)	(62,180)	(38,139)	(35,608)	(98,113)	(102,886)

GNA VARIABLE INVESTMENT ACCOUNT

Statements of Changes in Net Assets, Continued

	GE Investments Fund, Inc.
	Money Market Fund		Premier Growth Equity Fund		U.S. Equity Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$55,707	173,144	(77,113)	(107,028)	81,743	22,993
Net realized gain (loss)	—	—	(33,012)	380,411	(126,629)	187,381
Unrealized appreciation (depreciation) on investments	—	885	(3,626,015)	(2,852,253)	(4,681,044)	(2,900,859)
Capital gain distribution	—	—	66	536,982	—	91,597

Increase (decrease) in net assets from operations	55,707	174,029	(3,736,074)	(2,041,888)	(4,725,930)	(2,598,888)

From capital transactions:
Net effect of transactions by General Electric Capital Assurance Company	14,529	18,066	85,623	126,731	98,234	150,039
Net contract purchase payments	65,400	1,435	17,825	32,098	357	16,320
Transfers to the general account of General Electric Capital Assurance Company:
Surrender benefits	(447,011)	(681,723)	(1,343,447)	(1,495,827)	(1,921,034)	(1,735,328)
Certificate maintenance charges	(822)	(853)	(1,967)	(2,224)	(2,029)	(2,354)
Transfers from (to) the Fixed Guarantee Period Account	(220,306)	(4,366)	(170,285)	1,996	(270,227)	18,010
Transfers to (from) other subaccounts	399,049	328,880	(249,621)	(172,798)	(110,917)	(65,755)

Decrease in net assets from capital transactions	(189,161)	(338,561)	(1,661,872)	(1,510,024)	(2,205,616)	(1,619,067)

Decrease in net assets	(133,454)	(164,532)	(5,397,946)	(3,551,912)	(6,931,546)	(4,217,955)
Net assets at beginning of period	4,765,562	4,930,094	18,334,739	21,886,651	25,202,956	29,420,912

Net assets at end of period	$4,632,108	4,765,562	12,936,793	18,334,739	18,271,410	25,202,956

Changes in units (note 5):
Units purchased	70,758	38,770	73,630	68,438	70,845	34,455
Units redeemed	(88,328)	(70,030)	(199,759)	(167,238)	(270,622)	(166,867)

Net decrease in units from capital transactions with contract owners during the year ended December 31, 2002	(17,570)	(31,260)	(126,129)	(98,800)	(199,777)	(132,412)

See accompanying notes to financial statements.

GNA VARIABLE INVESTMENT ACCOUNT

Notes to Financial Statements

December 31, 2002

(1)  Description of Entity

GNA Variable Investment Account (the Account) is a separate investment account established in 1981 by Great Northern Insured Annuity Corporation (GNA) under laws of the State of Washington. The Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust. Effective January 1, 1999, GNA merged with and into General Electric Capital Assurance Company (GECA), its parent company. GECA is an indirect wholly-owned subsidiary of GNA Corporation, GE Financial Assurance Holdings, Inc. (GEFAHI), General Electric Capital Corporation (GE Capital) and General Electric Company (GE). GE Capital, a New York corporation, is a diversified financial services company. GE Capital is directly or indirectly, a wholly-owned subsidiary of GE, a New York corporation. The merger had no impact on net assets or unit values of the Account.

The Account holds certain benefits for group deferred variable annuity contracts issued by GNA. No new contracts are issued in the Account; however, existing contract owners can continue to add purchase payments to the Account.

(2)  Summary of Significant Accounting Policies

(a)  Investments

Investments are stated at fair market value, which is based on the underlying net asset value per share of the respective portfolios. Purchases and sales of investments are recorded on the trade date and distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last Valuation Day in the applicable year or period.

(b)  Federal Income Taxes

The operations of the Account are a part of, and are taxed with, the operations of GECA. Therefore, the Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under existing federal income tax laws, investment income and capital gains of the Account are not taxed. Accordingly, the Account paid no federal income taxes and no federal income tax provision was required. GECA is taxed as a life insurance company under the Internal Revenue Code.

(c)  Use of Estimates

Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

GNA VARIABLE INVESTMENT ACCOUNT

Notes to Financial Statements — Continued

December 31, 2002

(3)  Purchases and Sales of Investments

The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the year ended December 31, 2002 were:

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
GE Investments Funds, Inc.:
Income Fund	$1,208,905	$1,101,325
International Equity Fund	358,924	620,996
Mid-Cap Value Equity Fund	1,169,775	2,247,860
Money Market Fund	903,433	1,036,888
Premier Growth Equity Fund	1,110,390	2,849,310
U.S. Equity Fund	1,091,150	3,215,023

(4)  Related Party Transactions

(a) General Electric Capital Assurance

Net contract purchase payments transferred from GECA to the Account represent gross purchase payments recorded by GECA on its group deferred variable annuity products, less deductions for premium taxes in certain states. A withdrawal charge (contingent deferred sales charge) may be assessed against certain amounts withdrawn within five years of any purchase payment. Subject to certain limitations, this charge equals 5% (or less) of the purchase payment surrendered, depending on when the purchase payment was allocated to the contract and the time of the surrender.

Participants may transfer amounts among the Account’s portfolios and the fixed Modified Guaranteed Annuity Account that is part of the general account of GECA.

Each year GECA deducts a certificate maintenance charge of $40 from each certificate. GECA assesses this fee as partial compensation for certain administrative services. GECA will waive the certificate maintenance charge if, at the time of the assessment, the certificate value is $40,000 or greater.

GECA charges to the certificate’s assets allocated to the Account, an administration charge at an annual effective rate of .15% of the average daily net assets allocated to the Account, as partial compensation for certain administrative services.

GECA charges to the certificate’s assets allocated to the Account, a mortality and expense risk charge at an annual effective rate of 1.25% of average daily net assets allocated to the Account, for the mortality and expense risk that GECA assumes.

Units are not assigned to capital transactions to GECA and no contract charges are assessed against GECA’s net assets.

GNA VARIABLE INVESTMENT ACCOUNT

Notes to Financial Statements — Continued

December 31, 2002

(b)  Capitalization

Affiliates of the Account have capitalized certain portfolios of GE Investments Funds, Inc. Ownership interests may be redeemed at any time without prior notice to contract owners.

(c)  GE Investments Funds, Inc.

GE Asset Management Incorporated (Investment Advisor), an indirect wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on average daily net assets at an effective annual rate of .50% for the Income Fund, 1.00% for the International Equity Fund, .65% for the Mid-Cap Value Equity, .37% for the Money Market, .65% for the Premier Growth Equity Fund, and .55% for the U.S. Equity Fund.

(5)  Capital Transactions

All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, portfolio dividends or portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the period ended December 31, 2002 is reflected in the Statements of Changes in Net Assets.

(6)  Financial Highlights

A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios for the periods ended December 31, 2002 and 2001 follows.

Expenses as a percentage of average net assets represent the annualized contract expenses of the Account, consisting of mortality and expense risk charges and administrative expenses for each period indicated. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner’s accounts through the redemption of units and expenses of the underlying portfolios are excluded.

The investment income ratio represents the ordinary dividends received by the Account from the underlying portfolio divided by the average net assets.

GNA VARIABLE INVESTMENT ACCOUNT

Notes to Financial Statements — Continued

December 31, 2002

The total return below represents the annual total return for the periods indicated and includes deductions only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a Prospectus or Statement of Additional Information for a product supported by the Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return below.

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
GE Investments Funds, Inc.:
Income Fund
2002	128,280	$12.95	$23,425	1.40%	2.90%	8.36%
2001	196,709	11.95	22,130	1.40%	4.85%	5.93%

International Equity Fund
2002	70,934	7.66	5,876	1.40%	1.01%	(24.90)%
2001	109,073	10.20	8,100	1.40%	0.87%	(21.97)%

Mid-Cap Value Equity Fund
2002	350,897	11.18	9,783	1.40%	0.81%	(14.97)%
2001	449,010	13.14	12,619	1.40%	0.68%	(1.08)%

Money Market Fund
2002	73,017	11.58	4,632	1.40%	1.48%	0.06%
2001	90,587	11.57	4,766	1.40%	3.96%	2.53%

Premier Growth Equity Fund
2002	346,530	12.19	12,937	1.40%	0.04%	(22.12)%
2001	472,659	15.65	18,335	1.40%	0.09%	(10.41)%

U.S. Equity Fund
2002	456,385	10.34	18,271	1.40%	0.82%	(20.39)%
2001	656,162	12.99	25,203	1.40%	0.65%	(9.75)%